Results of Operations - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other General And Administrative Expenses [abstract]
Employee expenses	€ 1,050	€ 2,589
Consulting fees	1,072	1,138
Insurances	657	1,215
Share-based payments	378	864
Communication & Marketing	132	190
Travel & living	53	57
Rent	44	32
Depreciation	30	102
Others	249	58
Total General and administrative expenses	€ 3,665	€ 6,245